Equity - Schedule of Warrants Outstanding (Details)	Jun. 30, 2026 $ / shares shares
Exercise Prices One [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	238,096
Exercise Price Per Share | $ / shares	$ 21
Issuance date	May 29, 2024
Expiration date	Nov. 29, 2029	[1]
Exercise Prices Two [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	8,335
Exercise Price Per Share | $ / shares	$ 26.25
Issuance date	May 29, 2024
Expiration date	May 27, 2029	[2]
Exercise Price Three [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	1,667
Exercise Price Per Share | $ / shares	$ 48.75
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Price Four [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	1,667
Exercise Price Per Share | $ / shares	$ 63.75
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Price Five [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	116,667
Exercise Price Per Share | $ / shares	$ 15
Issuance date	Nov. 24, 2025
Expiration date	Nov. 30, 2030
Exercise Price Six [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	79,708
Exercise Price Per Share | $ / shares	$ 0.015
Issuance date	Nov. 24, 2025
Expiration date
Exercise Prices Seven [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	46,375
Exercise Price Per Share | $ / shares	$ 0.015
Issuance date	Nov. 24, 2025
Expiration date
Exercise Prices Eight [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	492,515

[1]	The earlier of (a) November 29, 2029 and (b) the 60th day following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).
[2]	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.